Shareholders' Equity - Shares issued on acquisition (Details)	1 Months Ended
	Aug. 31, 2022 USD ($) $ / shares	Jan. 31, 2021 USD ($) $ / shares	Sep. 30, 2021	Mar. 31, 2021 USD ($)	Oct. 23, 2020
Sleepwell, LLC
Stockholder's Equity
Consideration in shares (Value) | $		$ 2,376,000		$ 657,000
Consideration in shares (Shares)		629,000		246,000
Issue price per share | $ / shares		$ 3.78
Discount rate		15.00%	25.00%	3.46%	15.00%
Futures contract
Stockholder's Equity
Consideration in shares (Value) | $	$ 657,000
Consideration in shares (Shares)	246,000
Issue price per share | $ / shares	$ 2.67
Discount rate	25.00%